Financial instruments - Fair value and risk management, Liquidity Risk (Details) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Secured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	$ 10,692,727,662	$ 11,143,359,504
Unsecured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	26,917,279	30,840,922
Liquidity Risk [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities		75,827,403
Liquidity Risk [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities		0
Liquidity Risk [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities		0
Liquidity Risk [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities		75,827,403
Liquidity Risk [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities		0
Liquidity Risk [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities		75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	7,965,416	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	7,965,416	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Warrant liability [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	7,965,416	75,827,403
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	7,965,416
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	7,965,416
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0
Liquidity Risk [Member] | Derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	7,965,416
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	11,995,627,025	12,294,973,782
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	10,996,907,354	157,238,149
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	873,390,550	4,060,336,863
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	125,329,121	1,924,308,770
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	6,153,090,000
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	11,771,018,889	12,010,495,738
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	10,917,335,798	11,427,837,548
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	10,917,335,798	31,908,396
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	3,479,193,050
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	1,763,646,102
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	6,153,090,000
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Secured Bank Loans [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	10,692,727,662	11,143,359,504
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	26,917,279	30,840,922
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	116,938	146,861
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	30,694,061
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	26,800,341
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Unsecured Bank Loans [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	26,917,279	30,840,922
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	162,167,576	206,714,326
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	19,880,636	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	43,758,160	46,051,658
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	98,528,780	160,662,668
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Lease Liabilities [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	162,167,576	206,714,326
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	889,206,372	629,580,986
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | 1 Month [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	59,573,982	125,182,892
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	829,632,390	504,398,094
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Non-derivative Financial Liabilities [Member] | Trade Payables [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	$ 889,206,372	$ 629,580,986